Property and Equipment, Net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Property and Equipment, Net [Line Items]
Depreciation expense	¥ 4,596,107	$ 657,235	¥ 4,598,768	¥ 6,128,680
Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	73,181,173		74,807,854
Lianwai School’s [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	2,794,828		2,881
Lianwai Kindergarten’s [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	¥ 4,214,831		¥ 4,323,813